Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments

2015	$83,000
2016	84,000
2017	36,000
$203,000